Income Taxes (Details) - Schedule of components of income tax provision (benefit) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Components of Income Tax Provision Benefit [Abstract]
Current tax provision	$ 4,792,026	$ 9,996,987	$ 1,525,824
Deferred tax (benefit) provision	(50,172)	272,514	(584,760)
Total	$ 4,741,854	$ 10,269,501	$ 941,064